COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2014 employee	Feb. 28, 2014 operation	Dec. 26, 2015 USD ($)	Dec. 27, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Estimated costs to complete future remediation efforts			$ 3.5	$ 3.5
Loss contingency, Number of operations served with a federal grand jury subpoena | operation		1
Loss contingency, number of employees terminated | employee	2
Surety Bonds and Letters of Credit [Abstract]
Payment and performance bonds outstanding			$ 0.2
Expiration period of surety bonds			2 years
Completed projects still under warranty			$ 12.4
Outstanding letters of credit			25.4	26.3
Irrevocable letters of credit in favor of our insurers outstanding			15.6
Irrevocable letters of credit in favor of our industrial development revenue bonds outstanding			9.8
Approximate identification and removal of contaminants costs			0.6
Capital Addition Purchase Commitments
Long-term Purchase Commitment [Line Items]
Outstanding purchase commitments on capital projects			3.3
Imports
Long-term Purchase Commitment [Line Items]
Accrual balance of anti dumping duty assessments			$ 1.6	$ 1.6